Contingencies and Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	¥ 18,381	¥ 13,084
Authorized but not contracted for	39,496	37,793
Capital commitments	57,877	¥ 50,877
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	3,882
Authorized but not contracted for	7,495
Capital commitments	11,377
Equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	14,499
Authorized but not contracted for	32,001
Capital commitments	¥ 46,500